Note 9 - Net Loss Per Share	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2016	2017	2016	2017
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc. —basic and diluted	(3,087)	(15,534)	(8,475)	(76,271)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	15,958,736	22,844,962	15,820,086	20,438,251

Net loss per share —basic and diluted	(0.19)	(0.68)	(0.54)	(3.73)

The effects of restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the three
and
nine
months ended
September 30, 2016
and
2017.